Average Annual Total Returns - Retail - Vanguard Emerging Markets Bond Fund	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) 1 Year	JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) Since Inception	JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	14.98%	11.15%	Mar. 10, 2016	12.80%	8.24%	Mar. 10, 2016	8.79%	7.30%	Mar. 10, 2016	5.26%	6.70%	Mar. 10, 2016